DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation for the period indicated:

	For the Years Ended
	December 31,
	2024	2023	2022

Revenues, net	-	-	993,770
Cost of revenues	-	-	(478,516)
Gross profit	-	-	515,254

Operating expenses
Selling, general and administrative expenses	-	-	(136,286)
Impairment loss	-	-	(258,760)
Total operating expenses	-	-	(395,046)

Other expenses	-	(6,742)	-

Income (loss) from discontinued operations before income taxes	-	(6,742)	120,208
Income tax expense	-	-	(41,580)
Income (loss) from discontinued operations, net of income taxes	-	(6,742)	78,628
Net loss from discontinued operations attributable to noncontrolling interests	-	-	(9,895)
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.	-	(6,742)	88,523